Guarantees and Commitments (Guarantees to third parties) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Default automotive repurchases	$ 0	$ 0
Standby letters of credit and other guarantees	44	88
Maximum [Member]
Guarantor Obligations [Line Items]
Default automotive repurchases	1,897	1,600
Standby letters of credit and other guarantees	$ 274	$ 333